INTANGIBLE ASSETS - Identifiable intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Gross Amount	$ 2,907	$ 2,969
Accumulated Amortization	(1,056)	(1,128)
Net Amount	1,851	1,841
Customer relationships
INTANGIBLE ASSETS
Gross Amount	1,071	1,445
Accumulated Amortization	(487)	(582)
Net Amount	584	863
Tradename
INTANGIBLE ASSETS
Gross Amount	800	923
Accumulated Amortization	(252)	(217)
Net Amount	548	706
Noncompete agreements
INTANGIBLE ASSETS
Gross Amount	34	126
Accumulated Amortization	(18)	(82)
Net Amount	16	44
Intellectual property
INTANGIBLE ASSETS
Gross Amount	35	35
Accumulated Amortization	(23)	(20)
Net Amount	13	15
Internally developed software
INTANGIBLE ASSETS
Gross Amount	967	440
Accumulated Amortization	(276)	(227)
Net Amount	$ 691	$ 213